Accounts payable, and accrued liabilities (Tables)	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable, accrued liabilities and other current liabilities

	2021	2020
	$	$

Trade	22,085	12,325
Accrued compensation and benefits	20,409	9,528
Accrued payroll taxes on stock-based compensation	5,689	1,170
Acquisition-related payables	13,792	7,318
Other	3,077	469

Total accounts payable and accrued liabilities	65,052	30,810